Loans and Related Allowance of Loan and Lease Losses - Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Individually evaluated for impairment													$ 544	$ 833	$ 1,596
Collectively evaluated for impairment													5,790	5,552	5,250
Total ending allowance balance	$ 6,366	$ 6,385	$ 6,346	$ 6,846			$ 7,046	$ 6,385	$ 6,846	$ 6,846	$ 7,046	$ 7,779	6,334	6,385	6,846
ALLL balance, period start	6,366	6,320	6,346	6,846			7,046	6,385	6,846	6,846	7,046	7,779
Charge-offs	(226)		(229)					(679)	(1,109)	(1,197)	(1,212)	(1,330)
Recoveries	89		98					313	373	421	642	401
Provision	105	105	105	105	$ 70	$ 120	180	315	210	315	370	196
ALLL balance, period end	6,334	6,385	6,320					6,334	6,320	6,385	6,846	7,046
Commercial And Industrial [Member]
Individually evaluated for impairment													184	388	83
Collectively evaluated for impairment													329	479	559
Total ending allowance balance	484	867	610	642			614	867	642	642	614	1,732	513	867	642
ALLL balance, period start	484	578	610	642			614	867	642	642	614	1,732
Charge-offs	(74)		(100)					(197)	(196)	(280)	(237)	(419)
Recoveries	4		5					51	186	207	121	191
Provision	99		63					(208)	(54)	298	144	(890)
ALLL balance, period end	513	867	578					513	578	867	642	614
Real Estate Construction Porfolio Segment [Member]
Individually evaluated for impairment													17	130	589
Collectively evaluated for impairment													121	146	279
Total ending allowance balance	159	276	363	868			576	276	868	868	576	1,123	138	276	868
ALLL balance, period start	159	334	363	868			576	276	868	868	576	1,123
Charge-offs									(385)	(385)		(191)
Recoveries											60	33
Provision	(21)		(29)					(138)	(149)	(207)	232	(389)
ALLL balance, period end	138	276	334					138	334	276	868	576
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Individually evaluated for impairment													104	276	892
Collectively evaluated for impairment													2,657	2,863	2,811
Total ending allowance balance	2,788	3,139	3,347	3,703			3,664	3,139	3,703	3,703	3,664	2,872	2,761	3,139	3,703
ALLL balance, period start	2,788	3,426	3,347	3,703			3,664	3,139	3,703	3,703	3,664	2,872
Charge-offs	(149)		(124)					(394)	(425)	(425)	(671)	(675)
Recoveries	82		81					113	161	186	267	107
Provision	40		122					(97)	(13)	(325)	443	1,360
ALLL balance, period end	2,761	3,139	3,426					2,761	3,426	3,139	3,703	3,664
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Individually evaluated for impairment													239	39	30
Collectively evaluated for impairment													2,656	2,039	1,546
Total ending allowance balance	2,909	2,078	1,978	1,576			2,170	2,078	1,576	1,576	2,170	1,991	2,895	2,078	1,576
ALLL balance, period start	2,909	1,939	1,978	1,576			2,170	2,078	1,576	1,576	2,170	1,991
Charge-offs			(5)					(70)	(92)	(92)	(260)
Recoveries			5					140	5	5	40	46
Provision	(14)		(39)					747	450	589	(374)	133
ALLL balance, period end	2,895	2,078	1,939					2,895	1,939	2,078	1,576	2,170
Consumer Portfolio Segment [Member]
Individually evaluated for impairment															2
Collectively evaluated for impairment													27	25	55
Total ending allowance balance	26	25	48	57			22	25	57	57	22	61	$ 27	$ 25	$ 57
ALLL balance, period start	26	43	48	$ 57			$ 22	25	57	57	22	61
Charge-offs	(3)							(18)	(11)	(15)	(44)	(45)
Recoveries	3		7					9	21	23	154	24
Provision	1		(12)					11	(24)	(40)	(75)	(18)
ALLL balance, period end	$ 27	$ 25	$ 43					$ 27	$ 43	$ 25	$ 57	$ 22